Employee Stock Based Incentives (Tables)	6 Months Ended
Jun. 30, 2011
Employee Stock Based Incentives (Tables) [Abstract]
Noncash compensation expense related to employee stock-based incentive plans

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Cost of prior grants of restricted stock units (“RSUs”) and stock appreciation rights (“SARs”) that are amortized over their applicable vesting periods	$520	$646	$1,081	$1,334
Accrual of estimated costs of RSUs and SARs to be granted in future periods including those to full-career eligible employees	207	187	476	440
Total noncash compensation expense related to employee stock-based incentive plans	$727	$833	$1,557	$1,774